Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Jun. 30, 2026 USD ($) Vessel
Vessel Subject to Mortgage [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	1
Net book value | $	$ 18,690
Vessels Financed Through Sale and Leaseback Agreements [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	4
Net book value | $	$ 94,068